Employee and Personnel Costs - Summary of Employee Benefits Expenses by Function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (181,724)	$ (204,269)	$ (220,359)
Cost of Goods Sold
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(37,240)	(37,671)	(51,106)
Research and Development Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(11,645)	(12,431)	(13,739)
Selling, General and Administrative Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (132,839)	$ (154,167)	$ (155,514)